Customer and Supplier Concentration - Schedule of Concentration Risk (Details) (10-K) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Sep. 30, 2018
Accounts payable		$ 4,391,713	$ 3,754,050	[1]	$ 5,482,802
Vendor One [Member]
Concentration risk percentage		37.00%	2.00%
Vendor Two [Member]
Concentration risk percentage	[2]	34.00%	32.00%
Revenue [Member] | One Customer [Member]
Concentration risk percentage		12.00%	13.00%
Revenue [Member] | Two Customer [Member]
Concentration risk percentage		11.00%	1.00%
Accounts Receivable [Member] | One Customer [Member]
Accounts receivable		$ 372,000	$ 11,917
Accounts Receivable [Member] | Two Customer [Member]
Accounts receivable		634,000	162,300
Accounts Payable [Member] | Vendor One [Member]
Accounts receivable		(61,000)	(229,000)
Accounts Payable [Member] | Vendor Two [Member]
Accounts receivable	[2]	$ 4,325,000	$ 3,618,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis
[2]	EDI, a related party. See note 15.